Label	Element	Value
Innovator International Developed 10 Buffer ETF™ - Quarterly | iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $0.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.50%
Innovator International Developed 10 Buffer ETF™ - Quarterly | iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $97.13 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator International Developed 10 Buffer ETF™ - Quarterly | iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $87.42 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator International Developed 10 Buffer ETF™ - Quarterly | iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $104.12 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)